Consolidated Statements Of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Premiums	$ 45,959	$ 38,829	$ 37,009
Services	2,164	2,109	1,726
Investment income	377	375	391
Total revenues	48,500	41,313	39,126
Operating expenses:
Benefits	38,166	32,564	30,985
Operating costs	7,639	6,355	5,830
Depreciation and amortization	333	333	295
Total operating expenses	46,138	39,252	37,110
Income from operations	2,362	2,061	2,016
Interest expense	192	140	105
Income before income taxes	2,170	1,921	1,911
Provision for income taxes	1,023	690	689
Net income	$ 1,147	$ 1,231	$ 1,222
Basic earnings per common share (in dollars per share)	$ 7.44	$ 7.81	$ 7.56
Diluted earnings per common share (in dollars per share)	7.36	7.73	7.47
Dividends declared per common share (in dollars per share)	$ 1.11	$ 1.07	$ 1.03